Loans Receivable - Unpaid Principal Balance of Loans Modified in TDR by Class and by Type of Modification (Detail) (USD $)	0 Months Ended										3 Months Ended				6 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012		Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Mar. 31, 2013
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											$ 176,000		$ 0	[1],[2]	$ 176,000	[1],[2]	$ 540,000	[1],[2]		[1],[2]	$ 540,000
Interest Rate Reduction, To Below Market Rate											351,000		145,000	[1],[2]	702,000	[1],[2]	400,000	[1],[2]	3,051,000	[1],[2]	336,000
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]			216,000	[1],[2],[3]	160,000
Below Market Rate											0	[4]			1,260,000	[1],[2],[4]	425,000	[1],[2],[4]	144,000	[1],[2],[4]	460,000
Other											929,000	[5]	0	[1],[2]	1,352,000	[1],[2],[5]	0	[1],[2],[5]	54,069,000	[1],[2],[5]	1,084,000
Total	1,749,000	[1]	3,601,000	[1]	145,000	[1]	1,383,000	[1]	2,861,000	[1]	1,456,000	[1],[2]	145,000	[1],[2]	3,490,000	[1],[2]	1,365,000	[1],[2]	57,480,000	[1],[2]	2,580,000	[1],[2]
Residential
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											176,000				176,000	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											163,000				448,000	[1],[2]			1,318,000	[1],[2]
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			120,000	[1],[2],[4]				[1],[2],[4]
Other											207,000	[5]			540,000	[1],[2],[5]			2,470,000	[1],[2],[5]
Total	775,000	[1]	1,294,000	[1]						[1]	546,000	[1],[2]			1,284,000	[1],[2]			3,788,000	[1],[2]		[1],[2]
Commercial and industrial
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											0				0	[1],[2]			345,000	[1],[2]
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			0	[1],[2],[4]				[1],[2],[4]	16,000
Other											0	[5]			48,000	[1],[2],[5]			12,443,000	[1],[2],[5]	153,000
Total			48,000	[1]					238,000	[1]	0				48,000	[1],[2]			12,788,000	[1],[2]	169,000	[1],[2]
Land and construction
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			0	[1],[2],[4]	425,000	[1],[2],[4]		[1],[2],[4]	425,000
Other											357,000	[5]			357,000	[1],[2],[5]				[1],[2],[5]	121,000
Total	372,000	[1]	372,000	[1]			438,000	[1]	705,000	[1]	357,000	[1],[2]			357,000	[1],[2]	425,000	[1],[2]		[1],[2]	546,000	[1],[2]
Multi-family
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											0				0	[1],[2]			231,000	[1],[2]
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			925,000	[1],[2],[4]				[1],[2],[4]
Other											273,000	[5]			273,000	[1],[2],[5]			23,300,000	[1],[2],[5]
Total	315,000	[1]	1,283,000	[1]						[1]	273,000	[1],[2]			1,198,000	[1],[2]			23,531,000	[1],[2]		[1],[2]
Retail/office
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											0		47,000	[1],[2]	0	[1],[2]	261,000	[1],[2]	45,000	[1],[2]	214,000
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]			216,000	[1],[2],[3]	160,000
Below Market Rate											0	[4]			0	[1],[2],[4]				[1],[2],[4]
Other											0	[5]			0	[1],[2],[5]			1,343,000	[1],[2],[5]	525,000
Total			0	[1]	47,000	[1]	264,000	[1]	931,000	[1]	0		47,000	[1],[2]	0	[1],[2]	261,000	[1],[2]	1,604,000	[1],[2]	899,000	[1],[2]
Other commercial real estate
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]	540,000	[1],[2]		[1],[2]	540,000
Interest Rate Reduction, To Below Market Rate											0		98,000	[1],[2]	0	[1],[2]	139,000	[1],[2]	701,000	[1],[2]	122,000
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			215,000	[1],[2],[4]			144,000	[1],[2],[4]
Other											0	[5]			42,000	[1],[2],[5]			14,501,000	[1],[2],[5]	272,000
Total			251,000	[1]	98,000	[1]	681,000	[1]	950,000	[1]	0		98,000	[1],[2]	257,000	[1],[2]	679,000	[1],[2]	15,346,000	[1],[2]	934,000	[1],[2]
Education
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			0	[1],[2],[4]				[1],[2],[4]
Other											0	[5]			0	[1],[2],[5]				[1],[2],[5]
Total			0	[1]						[1]	0				0	[1],[2]				[1],[2]		[1],[2]
Other consumer
Financing Receivable, Impaired [Line Items]
Principal and Interest to Interest Only											0				0	[1],[2]				[1],[2]
Interest Rate Reduction, To Below Market Rate											188,000				254,000	[1],[2]			411,000	[1],[2]
Interest Rate Reduction, To Interest Only											0	[3]			0	[1],[2],[3]				[1],[2],[3]
Below Market Rate											0	[4]			0	[1],[2],[4]				[1],[2],[4]	19,000
Other											92,000	[5]			92,000	[1],[2],[5]			12,000	[1],[2],[5]	13,000
Total	$ 287,000	[1]	$ 353,000	[1]					$ 37,000	[1]	$ 280,000	[1],[2]			$ 346,000	[1],[2]			$ 423,000	[1],[2]	$ 32,000	[1],[2]

[1]	Loans modified in a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported in this table.
[2]	The unpaid principal balance is inclusive of all partial paydowns and charge-offs since the modification date.
[3]	Includes modifications of loan repayment terms from principal and interest to interest only, along with a reduction in the contractual interest rate.
[4]	Includes loans modified at below market rates for borrowers with similar risk profiles and having comparable loan terms and conditions. Market rates are determined by reference to internal new loan pricing grids that specify credit spreads based on loan risk rating and term to maturity.
[5]	Other modifications primarily include providing for the deferral of interest currently due to the new maturity date of the loan.